Business Combination - Additional Information (Detail) - AMS [Member] $ in Millions	Jul. 28, 2016 USD ($) Employees
Business Acquisition [Line Items]
Number of technical experts transferred | Employees	46
Purchase consideration paid in cash	$ 78
Acquisition-date fair value of a sales earn-out value, low	12
Acquisition-date fair value of a sales earn-out value, high	$ 37